Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 4,019		$ 3,578
Non-interest revenue	3,704		3,397
Total Revenue	7,723	$ 6,573	6,975
Total provision for credit losses	(99)	(126)	156
Insurance claims, commissions and changes in policy benefit liabilities	81	97	601
Depreciation and amortization	373		393
Other non-interest expense	3,473		3,220
Income Before Provision for Income Taxes	3,895	2,799	2,605
Provision for (recovery of) income taxes	962	640	588
Reported net income (loss)	2,933	$ 2,159	2,017
Average Assets	1,055,896		980,908
Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	86		215
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	(185)		(59)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,787		1,608
Non-interest revenue	620		491
Total Revenue	2,407		2,099
Total provision for credit losses	24		148
Insurance claims, commissions and changes in policy benefit liabilities	0		0
Depreciation and amortization	125		118
Other non-interest expense	899		818
Income Before Provision for Income Taxes	1,359		1,015
Provision for (recovery of) income taxes	355		265
Reported net income (loss)	1,004		750
Average Assets	278,523		254,945
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	100		150
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	(76)		(2)
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,156		1,091
Non-interest revenue	363		319
Total Revenue	1,519		1,410
Total provision for credit losses	(74)		(31)
Insurance claims, commissions and changes in policy benefit liabilities	0		0
Depreciation and amortization	107		123
Other non-interest expense	605		566
Income Before Provision for Income Taxes	881		752
Provision for (recovery of) income taxes	200		173
Reported net income (loss)	681		579
Average Assets	138,735		130,487
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	3		20
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	(77)		(51)
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	272		239
Non-interest revenue	1,133		1,738
Total Revenue	1,405		1,977
Total provision for credit losses	4		(3)
Insurance claims, commissions and changes in policy benefit liabilities	81		601
Depreciation and amortization	66		83
Other non-interest expense	842		854
Income Before Provision for Income Taxes	412		442
Provision for (recovery of) income taxes	97		106
Reported net income (loss)	315		336
Average Assets	49,504		47,535
BMO WM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	0		1
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	4		(4)
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	924		803
Non-interest revenue	1,015		771
Total Revenue	1,939		1,574
Total provision for credit losses	(51)		43
Insurance claims, commissions and changes in policy benefit liabilities	0		0
Depreciation and amortization	75		69
Other non-interest expense	966		817
Income Before Provision for Income Taxes	949		645
Provision for (recovery of) income taxes	244		167
Reported net income (loss)	705		478
Average Assets	407,691		384,759
BMO CM [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	(16)		45
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	(35)		(2)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(120)		(163)
Non-interest revenue	573		78
Total Revenue	453		(85)
Total provision for credit losses	(2)		(1)
Insurance claims, commissions and changes in policy benefit liabilities	0		0
Depreciation and amortization	0		0
Other non-interest expense	161		165
Income Before Provision for Income Taxes	294		(249)
Provision for (recovery of) income taxes	66		(123)
Reported net income (loss)	228		(126)
Average Assets	181,443		163,182
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Total provision for credit losses	(1)		(1)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for credit losses	$ (1)		$ 0